Deferred Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	£ 35	£ 57
Other unrecognised tax losses	155	140
Other unrecognised tax losses Tax effect	53	48
Net deferred income tax liability	11
Net deferred tax asset		20	£ 17
Deferred tax liability (asset)	11	(20)
Gross Amount	1,029	547
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross Amount	628	137
US And UK [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for tax uncertainties	23	19	£ 0
Trading losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	18	14
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	201	218
Temporary Differences Interest Limitations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	196	193
Temporary Differences Associated with Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	268	£ 275
Other Temporary Differences right of use assets deferred tax asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	54
Other Temporary Differences right of use assets deferred tax liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	42
Other Temporary Differences accelerated capital allowances [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	£ 11
Top of range [member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	5 years